Consolidated Balance Sheets - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	€ 19,464	€ 20,004
Current portion of net trade accounts and notes receivable	11,884	11,277
Other receivables	1,434	1,066
Inventories	7,212	6,739
Other assets, current portion	382	489
Total current assets	40,376	39,574
Non-current assets
Property and equipment, net	4,208	3,682
Intangible assets, net	847	527
Goodwill	2,412	2,412
Deposits and other non-current assets	546	462
Deferred tax assets	324	165
Net Trade accounts and notes receivable, non-current	26	77
Total assets	48,740	46,897
Current liabilities
Trade accounts and notes payable	6,297	6,310
Deferred revenues, current portion	1,929	2,295
Social security and other payroll withholdings taxes	1,177	1,075
Employee absences compensation	612	575
Income taxes payable	118	147
Other accrued liabilities	2,122	1,536
Short-term borrowings	3,683	2,718
Current portion of capital lease obligations	383	255
Current portion of financial instruments carried at fair value		840
Current portion of long-term debt	491	383
Total current liabilities	16,812	16,134
Non-current liabilities
Deferred revenues, non-current	973	562
Capital lease obligations, non-current	852	528
Financial instruments carried at fair value, non-current
Long-term debt, non-current	1,339	834
Other long-term liabilities	3,800	3,681
Total liabilities	23,776	21,739
Shareholders’ equity
Common stock, €0.13 par value; 29,368,394 shares issued and 28,997,866 shares outstanding at December 31, 2018 and 2017, respectively	3,818	3,818
Additional paid-in capital	65,983	65,694
Retained earnings	(39,947)	(39,608)
Cumulative other comprehensive loss	(3,748)	(3,604)
Treasury stock, at cost; 370,528 at December 31, 2018 and at December 31, 2017	(1,142)	(1,142)
Total shareholders’ equity	24,964	25,158
Total liabilities and shareholders’ equity	€ 48,740	€ 46,897